Property, Plant, and Equipment, net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment, net	Property, Plant, and Equipment, net
Property, plant and equipment, net consist of the following:

	June 30, 2024	December 31, 2023
Buildings	$5,374	$5,462
Plant and machinery	2,234	2,246
Leasehold improvements	131	132
Computer and office equipment	16,522	16,602
Furniture and fixtures	1,961	1,805
Internal use software	2,989	1,719
Construction in progress	6,144	3,866
	35,355	31,832
Less: Accumulated depreciation	(20,459)	(19,954)
Property, plant and equipment, net	$14,896	$11,878
Depreciation expense totaled $1,245, of which $734 was recorded in cost of sales, $190 was recorded in sales and marketing expense, $157 was recorded in research and development expense, and $164 was recorded in general and administrative expense on the Company's consolidated statement of operations for the six months ended June 30, 2024. Depreciation expense totaled $876, of which $169 was recorded in cost of sales, $268 was recorded in sales and marketing expense, $186 was recorded in research and development expense, and $253 was recorded in general and administrative expense on the Company's consolidated statement of operations for the six months ended June 30, 2023.